Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board, its Chief Executive Officer, Chief Financial Officer, Chief Commercial Officer, Chief Business Officer and Chief Scientific Officer. The remuneration of directors and key management personnel during the six months ended June 30, 2024 and 2023 was as follows:

	Six months ended
	June 30,
	2024	2023
Salaries and benefits	$552,926	$921,492

As of June 30, 2024 and December 31, 2023, the Company recorded accounts payable – related party of $37,088 and $32,702, and accrued management salaries of $358,398 and $267,234, respectively.

Remuneration paid to related parties other than key personnel during the six months ended June 30, 2024 and 2023 was as follows:

	Six months ended
	June 30,
	2024	2023
Salaries and benefits	$21,292	$14,956

During the six months ended June 30, 2024 and 2023, we recorded expenses of $186,601 and $52,264, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS (and its successor, Uni Targeting Research AS, collectively “ColoAlert AS”), the company from which we exclusively licensed the ColoAlert product. A non-executive director of the Company is also an owner of ColoAlert AS. During the six months ended June 30, 2024 and 2023, we paid ColoAlert AS $155,450 and $173,844, respectively. As of June 30, 2024 and December 31, 2023, we had liabilities recorded for unpaid costs to ColoAlert AS of $31,151 and $0, respectively, recorded as Accounts payable – related party.

Silent partnerships

As at June 30, 2024, EUR 200,000 (approximately $214,264) with a carrying value of $267,206 of the 8.5% SPAs were owing to major shareholders of the Company. EUR 200,000 of the loan is due on December 31, 2025.

As at December 31, 2023, EUR 200,000 (approximately $220,784) with a carrying value of $271,354 of the 8.5% SPAs were owing to major shareholders of the Company. EUR 200,000 of the loan is due on December 31, 2025.

During the six months ended June 30, 2024 and 2023, the Company incurred interest expense of $9,716 and $16,664 on balances owing to related parties, respectively.

During the six months ended June 30, 2024 and 2023, the Company incurred accretion expense of $3,884 and $6,807 on balances owing to related parties, respectively.